Note 29 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Operating profit	$ 21,421	$ 20,618	$ 18,978
Loss on sale of Property, plant and equipment		2	44
Impairment of Property, plant and equipment	208	12	20
Foreign exchange (gains)/losses	(243)	121	(105)
Cash-settled share-based payment expense	228	897	788
Cash-settled share-based payment expense included in operating cost	43	311
Equity-settled share-based payment expense	14	835
Site restoration	30	36	32
Depreciation	4,071	3,763	3,491
Allowance for obsolete stock	15	32	862
Provision for impairment – royalty rebate (note 11)		181
Net cash used for assets and liabilities held for sale	(2)
Cash generated by operations before working capital changes	25,785	26,808	24,110
Inventories	(277)	(1,975)	(1,990)
Prepayments	(62)	82	(99)
Trade and other receivables	(1,916)	(1,437)	555
Trade and other payables	(2,411)	5,407	3,095
Cash flows from operating activities	$ 21,119	$ 28,885	$ 25,671